INVESTMENTS - Marketable Securities (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025 USD ($) security loan	Dec. 31, 2024 USD ($) security loan	Dec. 31, 2023 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Face Amount	$ 237,459	$ 153,313	$ 35,104
Carrying Value	$ 239,694	$ 163,489	37,066
Number of non rated securities | loan	12	6
Investment grade debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Face Amount	$ 175,139	$ 121,278	24,714
Net Fair Value Adjustment	1,763	(102)	(110)
Carrying Value	176,902	121,176	24,604
Below investment grade debt securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Face Amount	24,145	7,897	504
Net Fair Value Adjustment	339	(90)	6
Carrying Value	24,484	7,807	510
Residual interest securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Face Amount	38,175	24,138	9,886
Net Fair Value Adjustment	133	10,368	2,066
Carrying Value	38,308	34,506	11,952
Marketable Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net Fair Value Adjustment	$ 2,235	$ 10,176	1,962
Number of non rated securities | security	15	11
Non-Rated Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Face Amount	$ 20,400	$ 15,100	9,900
Interest-Only Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Outstanding Face Amount	$ 17,800	$ 9,100	$ 0